Goodwill and Other Intangible Assets Goodwill Rollforward (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 3,979.0	$ 3,949.0	$ 3,995.1
Attributable to acquisitions		113.2	21.2
Foreign currency translation & other	20.2	(83.2)	(67.3)
Goodwill, end of period	3,999.2	3,979.0	3,949.0
Professional Instrumentation
Goodwill [Roll Forward]
Goodwill, beginning of period	2,423.7	2,400.6	2,419.8
Attributable to acquisitions		61.3	21.2
Foreign currency translation & other		(38.2)	(40.4)
Goodwill, end of period	2,435.9	2,423.7	2,400.6
Industrial Technologies
Goodwill [Roll Forward]
Goodwill, beginning of period	1,555.3	1,548.4	1,575.3
Attributable to acquisitions		51.9	0.0
Foreign currency translation & other		(45.0)	(26.9)
Goodwill, end of period	$ 1,563.3	$ 1,555.3	$ 1,548.4